Fair value measurement - Summary of Fair Value Measurement Hierarchy of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Equity securities measured at fair value:
Equity securities measured at fair value:	$ 116	$ 127
Derivatives	8
Liabilities
Deferred and contingent purchase consideration	(131)
Loans and other borrowings	(2,249)	(2,019)
GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(509)	(538)
GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(385)	(406)
GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(447)	(472)
EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	(569)
Finance lease obligations [member]
Liabilities
Loans and other borrowings	(235)	(231)
Fair value [member]
Equity securities measured at fair value:
Equity securities measured at fair value:	116	127
Derivatives	8
Liabilities
Deferred and contingent purchase consideration	(131)
Fair value [member] | Quoted equity shares [member]
Equity securities measured at fair value:
Equity securities measured at fair value:	8	10
Fair value [member] | Unquoted equity shares [member]
Equity securities measured at fair value:
Equity securities measured at fair value:	108	117
Fair value [member] | GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(543)	(593)
Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(399)	(441)
Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(417)	(454)
Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	(566)
Fair value [member] | Finance lease obligations [member]
Liabilities
Loans and other borrowings	(313)	(318)
Level 1 [member] | Fair value [member]
Equity securities measured at fair value:
Derivatives	0
Liabilities
Deferred and contingent purchase consideration	0
Level 1 [member] | Fair value [member] | Quoted equity shares [member]
Equity securities measured at fair value:
Equity securities measured at fair value:	8	10
Level 1 [member] | Fair value [member] | Unquoted equity shares [member]
Equity securities measured at fair value:
Equity securities measured at fair value:	0
Level 1 [member] | Fair value [member] | GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	(543)	(593)
Level 1 [member] | Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(399)	(441)
Level 1 [member] | Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(417)	(454)
Level 1 [member] | Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	(566)
Level 1 [member] | Fair value [member] | Finance lease obligations [member]
Liabilities
Loans and other borrowings	0
Level 2 [member] | Fair value [member]
Equity securities measured at fair value:
Derivatives	8
Liabilities
Deferred and contingent purchase consideration	0
Level 2 [member] | Fair value [member] | Quoted equity shares [member]
Equity securities measured at fair value:
Equity securities measured at fair value:	0
Level 2 [member] | Fair value [member] | Unquoted equity shares [member]
Equity securities measured at fair value:
Equity securities measured at fair value:	0
Level 2 [member] | Fair value [member] | GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	0
Level 2 [member] | Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	0
Level 2 [member] | Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	0
Level 2 [member] | Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	0
Level 2 [member] | Fair value [member] | Finance lease obligations [member]
Liabilities
Loans and other borrowings	(313)	(318)
Level 3 [member] | Fair value [member]
Equity securities measured at fair value:
Derivatives	0
Liabilities
Deferred and contingent purchase consideration	(131)
Level 3 [member] | Fair value [member] | Quoted equity shares [member]
Equity securities measured at fair value:
Equity securities measured at fair value:	0
Level 3 [member] | Fair value [member] | Unquoted equity shares [member]
Equity securities measured at fair value:
Equity securities measured at fair value:	108	$ 117
Level 3 [member] | Fair value [member] | GBP400m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	0
Level 3 [member] | Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	0
Level 3 [member] | Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	0
Level 3 [member] | Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	0
Level 3 [member] | Fair value [member] | Finance lease obligations [member]
Liabilities
Loans and other borrowings	$ 0